Note 9 - Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9. ACCRUED EXPENSES

Accrued expenses included in the consolidated balance sheets as of December 31, 2013 and 2014 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Accrued payroll	¥17,958,706	¥21,568,749	$3,476,251
Accrued rental fee	100,000	-	-
Accrued audit fee	1,290,000	1,398,800	225,446
Other accruals	2,888,494	1,718,006	276,892
Total accrued expenses	¥22,237,200	¥24,685,555	$3,978,589

As of December 31, 2013, other accruals mainly represented the unpaid employee reimbursements, air tickets fee and marketing expenses. As of December 31, 2014, other accruals mainly represented accrued outsourcing service fee, air tickets fee and unpaid employee reimbursements.